Income Taxes - Summary of Consolidated (loss) income before income taxes on a geographic basis (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States			$ (86,693)	$ (19,658)
Non-U.S			(6,637)	(4,208)
Loss before income taxes	$ (5,703)	$ (18,569)	$ (93,330)	$ (23,866)